FIDELITY ADVISOR FUNDS
CLASS A AND CLASS B
Supplement to the Prospectus
DATED FEBRUARY 26, 1996
THE FOLLOWING INFORMATION UPDATES THE DISCUSSION OF PORTFOLIO MANAGERS FOUND IN THE "FMR AND AFFILIATES" SECTION ON PAGE 27.
C. Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed Select Paper and Forest Products, Select Computers, and Select Insurance. In addition, he was an equity analyst covering consumer finance and household products. Mr. Chow joined Fidelity in 1989.
Bettina E. Doulton is lead manager and vice president of Advisor Income & Growth, which she has managed since March 1996. Ms. Doulton also manages Advisor Annuity Income & Growth, and Puritan(registered trademark). Previously, she managed Advisor Equity Income, VIP Equity-Income, Value, Select Automotive, and was an assistant to Peter Lynch on Magellan(registered trademark). Ms. Doulton also served as an analyst following the automotive and tire industry as well as the gaming and lodging industry. Ms. Doulton joined Fidelity in 1986.
Kevin E. Grant is vice president of Advisor Income & Growth and has been manager of its fixed-income investments since March 1996. Mr. Grant is also vice president and manager of Advisor Intermediate Bond, and manager of Advisor Strategic Income's U.S. government and domestic investment grade investments. In addition, he manages the fixed-income investments of Puritan. Mr. Grant also manages Advisor World Limited Term Bond, Spartan Ginnie Mae, Ginnie Mae, and Mortgage Securities. Previously, he was vice president and chief strategist for mortgage-backed securities at Morgan Stanley and an investment director at Aetna. Mr. Grant joined Fidelity in 1993.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed Retirement Growth, Select Electronics, and Convertible Securities. Mr. Leviton joined Fidelity in 1986.
Richard Mace, Jr. is vice president and manager of Advisor Overseas, which he has managed since March 1996. Mr. Mace also manages International Value, Global Balanced, Overseas, Advisor Annuity Overseas, and VIP Overseas. Previously, he managed International Growth & Income, Select Transportation, Select Industrial Materials, and Select Chemicals. Additionally, between 1992 and 1993, he co-managed Equity-Income and Global Balanced. Mr. Mace joined Fidelity in 1987.
Thomas Sprague is manager of Advisor Large Cap, which he has managed since March 1996. Mr. Sprague also manages Large Cap Stock, Trust Earnings Growth, and Advisor World U.S. Large Cap. Previously, he managed Select Environmental Services, Select Electronics, Select Software, and Select Computer Services. Mr. Sprague joined Fidelity in 1989.
EFFECTIVE APRIL 1, 1996 THROUGH SEPTEMBER 30, 1996, THE FOLLOWING INFORMATION SUPPLEMENTS THE DISCUSSION OF SALES CHARGES AND INVESTMENT PROFESSIONAL CONCESSIONS FOUND IN THE "TRANSACTION DETAILS" SECTION ON PAGE 51.
Investment professionals will receive full reallowance of the sales charge paid on purchases of Class A shares of Advisor California Municipal Income and Advisor New York Municipal Income.
EFFECTIVE APRIL 1, 1996 THROUGH SEPTEMBER 30, 1996, THE FOLLOWING INFORMATION SUPPLEMENTS THE SECOND PARAGRAPH FOLLOWING THE CONTINGENT DEFERRED SALES CHARGE SCHEDULES FOUND IN THE "TRANSACTION DETAILS" SECTION ON PAGE 52.
Investment professionals with whom FDC has agreements will receive as compensation from FDC a concession equal to 3.50% of your purchase of Class B shares of Advisor California Municipal Income and Advisor New York Municipal Income.

FIDELITY ADVISOR INSTITUTIONAL CLASS
Supplement to the Prospectus
DATED FEBRUARY 26, 1996
THE FOLLOWING INFORMATION UPDATES THE DISCUSSION OF PORTFOLIO MANAGERS FOUND IN THE "FMR AND AFFILIATES" SECTION ON PAGE 20.
C. Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed Select Paper and Forest Products, Select Computers, and Select Insurance. In addition, he was an equity analyst covering consumer finance and household products. Mr. Chow joined Fidelity in 1989.
Bettina E. Doulton is lead manager and vice president of Advisor Income & Growth, which she has managed since March 1996. Ms. Doulton also manages Advisor Annuity Income & Growth, and Puritan(registered trademark). Previously, she managed Advisor Equity Income, VIP Equity-Income, Value, Select Automotive, and was an assistant to Peter Lynch on Magellan(registered trademark). Ms. Doulton also served as an analyst following the automotive and tire industry as well as the gaming and lodging industry. Ms. Doulton joined Fidelity in 1986.
Kevin E. Grant is vice president of Advisor Income & Growth and has been manager of its fixed-income investments since March 1996. Mr. Grant is also vice president and manager of Advisor Intermediate Bond, and manager of Advisor Strategic Income's U.S. government and domestic investment grade investments. In addition, he manages the fixed-income investments of Puritan. Mr. Grant also manages Advisor World Limited Term Bond, Spartan Ginnie Mae, Ginnie Mae, and Mortgage Securities. Previously, he was vice president and chief strategist for mortgage-backed securities at Morgan Stanley and an investment director at Aetna. Mr. Grant joined Fidelity in 1993.
Harris B. Leviton is vice president and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed Retirement Growth, Select Electronics, and Convertible Securities. Mr. Leviton joined Fidelity in 1986.
Richard Mace, Jr. is vice president and manager of Advisor Overseas, which he has managed since March 1996. Mr. Mace also manages International Value, Global Balanced, Overseas, Advisor Annuity Overseas, and VIP Overseas. Previously, he managed International Growth & Income, Select Transportation, Select Industrial Materials, and Select Chemicals. Additionally, between 1992 and 1993, he co-managed Equity-Income and Global Balanced. Mr. Mace joined Fidelity in 1987.
Thomas Sprague is manager of Advisor Large Cap, which he has managed since March 1996. Mr. Sprague also manages Large Cap Stock, Trust Earnings Growth, and Advisor World U.S. Large Cap. Previously, he managed Select Environmental Services, Select Electronics, Select Software, and Select Computer Services. Mr. Sprague joined Fidelity in 1989.

SUPPLEMENT TO FIDELITY ADVISOR FUNDS: CLASS A, CLASS B, AND INSTITUTIONAL
CLASS
  STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 26, 1996
The following information updates the discussion of executive officers in the "Trustees and Officers" section on page 99.
TRUSTEES AND OFFICERS
Bettina Doulton (31), is Vice President of Income & Growth (1996), and other funds advised by FMR, and an employee of FMR.
Kevin Grant (35), is Vice President of Income & Growth (1996), and other funds advised by FMR, and an employee of FMR.
Harris Leviton (35), is Vice President of Strategic Opportunities (1996) and an employee of FMR.
Richard Mace Jr. (34), is Vice President of Overseas (1996), and other funds advised by FMR, and an employee of FMR.

SUPPLEMENT TO FIDELITY ADVISOR STRATEGIC OPPORTUNITIES FUND: INITIAL CLASS
  STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 26, 1996
The following information updates the discussion of executive officers in the "Trustees and Officers" section on page 17.
TRUSTEES AND OFFICERS
Harris Leviton (35), is Vice President of Strategic Opportunities (1996) and an employee of FMR.